SCHEDULE OF INVESTMENTS September 30, 2019 Unaudited

	Principal Amount	Value
Corporate Bonds and Notes—56.5%
Energy—1.1%
Oil, Gas & Consumable Fuels—1.1%
Energy Transfer Operating LP, 6.625% [US0003M+415.5] Jr.
Sub. Perpetual Bonds[1,2]	$183,000	$ 173,213

Financials—49.6%
Capital Markets—8.0%
Charles Schwab Corp. (The), 5.00% [US0003M+257.5] Jr.
Sub. Perpetual Bonds[1,2]	370,000	377,037
E*TRADE Financial Corp. , 5.875% [US0003M+443.5] Jr. Sub.
Perpetual Bonds[1,2]	355,000	379,850
Goldman Sachs Group, Inc. (The), 5.00% [US0003M+287.4]
Jr. Sub. Perpetual Bonds[1,2]	277,000	272,352
State Street Corp. , 5.625% [US0003M+253.9] Jr. Sub.
Perpetual Bonds[1,2]	262,000	271,498
		1,300,737

Commercial Banks—35.9%
Bank of America Corp.:
5.875% [US0003M+293.1] Jr. Sub. Perpetual Bonds[1,2]	240,000	260,040
6.30% [US0003M+455.3] Jr. Sub. Perpetual Bonds[1,2]	468,000	526,900
Barclays plc, 8.00% [H15T5Y+567.2] Jr. Sub. Perpetual
Bonds[1,2]	344,000	366,090
BNP Paribas SA, 7.625% [USSW5+631.4] Jr. Sub. Perpetual
Bonds[1,2,3]	200,000	210,820
CIT Group, Inc. , 5.80% [US0003M+397.2] Jr. Sub. Perpetual
Bonds[1,2]	360,000	365,542
Citigroup, Inc. , 5.95% [US0003M+390.5] Jr. Sub. Perpetual
Bonds[1,2]	430,000	455,639
Citizens Financial Group, Inc. , 6.00% [US0003M+300.3] Jr.
Sub. Perpetual Bonds[1,2]	190,000	195,039
Credit Agricole SA, 8.125% [USSW5+618.5] Jr. Sub. Perpetual
Bonds[1,2,3]	200,000	235,875
Fifth Third Bancorp, 5.10% [US0003M+303.33] Jr. Sub.
Perpetual Bonds[1,2]	135,000	136,688
Huntington Bancshares, Inc. , 5.70% [US0003M+288] Jr. Sub.
Perpetual Bonds[1,2]	182,000	185,510
JPMorgan Chase & Co. :
6.10% [US0003M+333] Jr. Sub. Perpetual Bonds[1,2]	280,000	303,776
6.125% [US0003M+333] Jr. Sub. Perpetual Bonds[1,2]	425,000	460,821
Nordea Bank Abp, 6.625% [H15T5Y+411] Jr. Sub. Perpetual
Bonds[1,2,3]	200,000	215,421
Royal Bank of Scotland Group plc, 8.00% [USSW5+572] Jr.
Sub. Perpetual Bonds[1,2]	200,000	221,100
Societe Generale SA:
6.75% [USSW5+392.9] Jr. Sub. Perpetual Bonds[1,2,3]	200,000	203,930
7.375% [USSW5+623.8] Jr. Sub. Perpetual Bonds[1,2,3]	315,000	332,199
SunTrust Banks, Inc. :
5.05% [US0003M+310.2] Jr. Sub. Perpetual Bonds[1,2]	150,000	152,022

1 INVESCO OPPENHEIMER PREFERRED SECURITIES AND INCOME FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Commercial Banks (Continued)
SunTrust Banks, Inc. : (Continued)
5.125% [US0003M+278.6] Jr. Sub. Perpetual Bonds[1,2]	$219,000	$219,745
Wachovia Capital Trust III, 5.57% [US0003M+93] Jr. Sub.
Perpetual Bonds[1,2]	360,000	361,897
Wells Fargo & Co. , 5.90% [US0003M+311] Jr. Sub. Perpetual
Bonds, Series S1,2	390,000	418,919
		5,827,973
Consumer Finance—2.1%
American Express Co. , 4.90% [US0003M+328.5] Jr. Sub.
Perpetual Bonds[1,2]	147,000	147,326
Discover Financial Services, 5.50% [US0003M+307.6] Jr. Sub.
Perpetual Bonds[1,2]	185,000	187,921
		335,247

Diversified Financial Services—1.4%
UBS Group Funding Switzerland AG, 7.00% [USSW5+434.4]
Jr. Sub. Perpetual Bonds[1,2,3]	130,000	138,223
Voya Financial, Inc. , 4.70% [US0003M+208.4] Jr. Sub. Nts.,
1/23/48[1]	105,000	98,592
		236,815
Insurance—2.2%
Hartford Financial Services Group, Inc. (The), 4.283%
[US0003M+212.5] Jr. Sub. Nts. , 2/12/47[1,3]	192,000	163,551
MetLife, Inc. , 5.875% [US0003M+295.9] Jr. Sub. Perpetual
Bonds[1,2]	175,000	189,595
		353,146
Industrials—2.4%
Industrial Conglomerates—2.4%
General Electric Co. , 5.00% [US0003M+333] Jr. Sub.
Perpetual Bonds[1,2]	420,000	399,113
Information Technology—1.0%
IT Services—1.0%
ILFC E-Capital Trust I, 3.77% [30YR CMT+155] Jr. Sub. Nts.,
12/21/65[1,3]	240,000	164,635
Telecommunication Services—1.8%
Wireless Telecommunication Services—1.8%
Vodafone Group plc, 7.00% [USSW5+487.3] Jr. Sub. Nts.,
4/4/79[1]	251,000	288,838
Utilities—0.6%
Electric Utilities—0.6%
NextEra Energy Capital Holdings, Inc. , 4.80%
[US0003M+240.9] Jr. Sub. Nts. , 12/1/77[1]	100,000	101,691
Total Corporate Bonds and Notes (Cost $8,989,666)		9,181,408

2 INVESCO OPPENHEIMER PREFERRED SECURITIES AND INCOME FUND

	Shares	Value
Preferred Stocks—37.2%
Allstate Corp. (The), 5.625% Non-Cum. , Series G, Non-Vtg.	7,020	$ 191,576
American Homes 4 Rent, 6.35% Cum. , Non-Vtg.	6,857	182,328
Arch Capital Group Ltd. , 5.25% Non-Cum. , Non-Vtg.	7,615	193,116
AT&T, Inc. , 5.625% Sr. Unsec.	7,005	195,790
Citizens Financial Group, Inc. , 6.35% Non-Cum. , Series D,
Non-Vtg. [US0003M+364.2][1]	6,807	191,617
CMS Energy Corp. , 5.875% Jr. Sub.	6,885	194,725
Digital Realty Trust, Inc. , 5.25% Cum. , Series J, Non-Vtg.	7,305	189,273
DTE Energy Co. , 5.375% Jr. Sub. , Non-Vtg.	7,175	188,128
Duke Energy Corp. , 5.125% Jr. Sub.	7,125	184,110
eBay, Inc. , 6.00% Sr. Unsec.	5,124	140,551
Entergy Louisiana LLC , 5.25% Sec.	7,131	184,194
Entergy Texas, Inc. , 5.625% First Mortgage Sec.	6,835	192,679
Fifth Third Bancorp, 6.625% Non-Cum. , Non-Vtg.
[US0003M+371][1]	6,587	184,436
Huntington Bancshares, Inc. , 6.25 Non-Cum. , Non-Vtg.	6,821	179,392
JPMorgan Chase & Co. , 6.00% Non-Cum. , Series EE,
Non-Vtg.	6,750	189,945
KeyCorp, 6.125% Non-Cum. , Series E, Non-Vtg.
[US0003M+389.2][1]	9,963	286,436
Morgan Stanley, 5.85% Non-Cum. , Non-Vtg.
[US0003M+349.1][1]	11,047	301,583
Morgan Stanley, 6.375% Non-Cum. , Non-Vtg.
[US0003M+370.8][1]	9,879	276,019
NiSource, Inc. , 6.50% Cum. , Series B, Non-Vtg.
[H15T5Y+363.2][1]	6,739	187,075
PNC Financial Services Group, Inc. (The), 6.125% Non-Cum. ,
Series P, Non-Vtg. [US0003M+406.7][1]	9,966	273,268
PPL Capital Funding, Inc. , 5.90% Jr. Sub. , Series B	7,065	183,478
Prudential Financial, Inc. , 5.75% Jr. Sub.	4,659	120,109
Public Storage, 5.20% Cum. , Series X, Non-Vtg.	7,205	181,062
Qwest Corp. , 7.00% Sr. Unsec.	7,110	191,046
Regions Financial Corp. , 5.70% Non-Cv. , Series C, Non-Vtg.
[US0003M+314.8][1]	7,600	215,004
Synovus Financial Corp. , 5.875% Non-Cum. , Series E, Non-
Vtg. [H15T5Y+412.7][1]	8,100	216,108
Synovus Financial Corp. , 6.30% Non-Cum. , Series D, Non-Vtg.
[US0003M+335.2][1]	6,933	188,023
US Bancorp, 6.50% Non-Cum. , Series F, Non-Vtg.
[US0003M+446.8][1]	10,047	274,785
Vornado Realty Trust, 5.70% Cum. , Series B, Non-Vtg.	7,105	179,614
Wells Fargo & Co. , 6.625% Non-Cum. , Non-Vtg.
[US0003M+369][1]	6,436	179,629
Total Preferred Stocks (Cost $5,716,821)		6,035,099

3 INVESCO OPPENHEIMER PREFERRED SECURITIES AND INCOME FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

	Shares	Value
Investment Company—5.5%
Invesco Government & Agency Portfolio, Institutional Class, 1.83%[4] (Cost
$901,593)	901,593	$901,604
Total Investments, at Value (Cost $15,608,080)	99.2%	16,118,111
Net Other Assets (Liabilities)	0.8	124,945
Net Assets	100.0%	$16,243,056

Footnotes to Schedule of Investments
1. Represents the current interest rate for a variable or increasing rate security, which may be fixed for a predetermined period.  The interest rate is, or will be as of an established date, determined as [Referenced Rate +
Basis-point spread].
2. This bond has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.
3. Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933
Act, typically to qualified institutional buyers.The aggregate value of these securities at September 30, 2019 was
$1,664,654, which represented 10.25% of the Fund’s Net Assets.
4. The money market fund and the Fund are affiliated by having the same investment adviser.The rate shown is the
7-day SEC standardized yield as of September 30, 2019.
Glossary:

Definitions
30YR CMT	30 Year Constant Maturity Treasury
H15T5Y	US Treasury Yield Curve Rate T Note Constant Maturity 5 Year
ICE LIBOR	Intercontinental Exchange London Interbank Offered Rate
US0003M	ICE LIBOR USD 3 Month
USSW5	USD Swap Semi 30/360 5 Year

4 INVESCO OPPENHEIMER PREFERRED SECURITIES AND INCOME FUND

NOTES TO SCHEDULE OF INVESTMENTS September 30, 2019 Unaudited

Note 1 – Additional Valuation Information

The following is a summary of the tiered valuation input levels, as of September 30, 2019.
The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

			Level 3—
	Level 1—	Level 2—	Significant
	Unadjusted	Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Value
Assets Table
Investments, at Value:
Corporate Bonds and Notes	$—	$9,181,408	$ —	$ 9,181,408
Preferred Stocks	5,840,374	194,725	—	6,035,099
Investment Company	901,604	—	—	901,604
Total Assets	$6,741,978	$9,376,133	$ —	$ 16,118,111

Note 2 – Liquidation Note

On September 18, 2019, the Board of Trustees of the Trust approved a plan of liquidation and dissolution, which authorized the termination, liquidation and dissolution of the Fund. In order to effect such liquidation, the Fund closed to all investments, including additional investments by existing shareholders and new accounts, at the close of business on September 20, 2019.
The Fund liquidated on October 30, 2019.

5 INVESCO OPPENHEIMER PREFERRED SECURITIES AND INCOME FUND